Other Current Liabilities (Schedule of other current liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Total other current liabilities		$ 56,833	$ 56,137
Accrued Expenses And Other Current Liabilities [Member]
Lessee, Lease, Description [Line Items]
Commissions		18,048	15,967
Government institutions and income tax payable		7,991	11,566
Accrued employee compensation and other related benefits		11,941	10,923
Advances from customers and deferred revenues		12,825	10,837
Accrued warranty costs	[1]	3,161	3,265
Accrued expenses		1,570	2,561
Operating Lease, Liability, Current		1,297	1,018
Total other current liabilities		$ 56,833	$ 56,137

[1]	Changes in the accrued warranty costs are as follows: